OTHER INCOME/(EXPENSES)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
OTHER INCOME/(EXPENSES)

NOTE – 4 OTHER INCOME/(EXPENSES)

	Six Months ended September 30,
	2024	2025
	HKD	HKD
Bank interest income	$38,676	$1,292
Finance costs	(232,971)	(401,922)
Gain on investment on event projects	-	532
Share of net return to an investment partner	-	(165,267)
Others	1,000	293,316
Total	$(193,295)	$(272,049)

Finance costs represented interests for bank borrowings and leases liabilities during the six months ended September 30, 2024 and 2025. Share of net return to an investment partner represented the net profits of certain event projects to be shared to the investment partner. During the period, certain funds were received by the Group from a third-party investor to finance specific event projects. Under the terms of the agreement, the investment partner provides capital to the Group for the purpose of investing in event-related projects. In return, the investment partner is entitled to a share of the net returns (or bears a share of the losses) generated by those projects, in proportion to the percentage funded based on budget cost.

NOTE – 4 OTHER INCOME/(EXPENSES)

	Year ended March 31,
	2023	2024	2025
	HKD	HKD	HKD
Government grant	$48,000	$178,124	$-
Bank interest income	441	22,995	44,840
Finance costs	(179,651)	(246,262)	(656,689)
Gain on disposal of intangible assets	-	-	6,145,711
Gain on investment on event projects	-	-	806,606
Gain/(Loss) on early termination of leases	(7,480)	2,539	-
Sales of concert tickets and others	-	-	411,593
Total	$(138,690)	$(42,604)	$6,752,061

Government grant in relation to the funding support from the Employment Support Scheme under the Anti-epidemic Fund during the year ended March 31, 2023 and technology voucher program set up by the Hong Kong Government during the year ended March 31, 2024. There was no government grant during the year ended March 31, 2025. During the year ended March 31, 2025, the Group disposed certain intangible assets and recorded a gain. Please refer to note 11. The Group also started to invest in event projects and sales of concert tickets which are mainly purchased from related parties during the year ended March 31, 2025.

Finance costs represented interests for bank borrowings and leases liabilities during the year ended March 31, 2023, 2024 and 2025.